Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowances for loan and real estate losses	$ 4,157	$ 6,474
Deferred compensation costs	315	322
Deferred ESOP loan asset	717	702
Restricted stock expense	99	130
Nonaccruing loan interest	800	416
Federal net operating loss carry forward	5,113	5,936
State net operating loss carry forward	3,219	3,301
Capitalized other real estate owned expenses	194	0
Other	166	162
Total gross deferred tax assets	21,146	23,370
Deferred tax liabilities:
Net unrealized gain on securities available for sale	123	328
Deferred loan fees and costs	312	317
Premises and equipment basis difference	155	407
Originated mortgage servicing rights	707	607
Other	247	231
Total gross deferred tax liabilities	1,544	1,890
Net deferred tax assets	19,602	21,480
Valuation allowance	(19,602)	(21,480)
Deferred tax assets, net of valuation allowance, Total	$ 0	$ 0